Property, Plant, and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
schedule Of Property, Plant and Equipment
	Mining	Assets Under	Equipment &	Right of Use
	Property	Construction	Vehicles	Assets	Total
	$	$	$	$	$
As at June 30, 2020	-	-	-	18,111	18,111
Additions	708,514	3,611,890	5,238	-	4,325,642
Amortization	-	-	(555)	(6,037)	(6,592)
As at June 30, 2021	708,514	3,611,890	4,683	12,074	4,337,161
Additions	398,836	13,181,333	239,542	530,562	14,350,273
Amortization	-	-	(29,053)	(5,987)	(35,040)
As at June 30, 2022	1,107,350	16,793,223	215,172	536,649	18,652,394
Cost	708,514	3,611,890	5,238	24,165	4,349,807
Accumulated amortization	-	-	(555)	(12,091)	(12,646)
As at June 30, 2021	708,514	3,611,890	4,683	12,074	4,337,161
Cost	1,107,350	16,793,223	244,780	554,727	18,700,080
Accumulated amortization	-	-	(29,608)	(18,078)	(47,686)
As at June 30, 2022	1,107,350	16,793,223	215,172	536,649	18,652,394